Investments In Direct Financing Leases (Future Minimum Rentals Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
2015	$ 19,787
2016	20,380
2017	20,992
2018	21,621
2019	22,270
Thereafter	334,596
Total	$ 439,646	$ 487,275